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Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700


                                                     May 2, 2002

VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

          Re:  Metropolitan Life Separate Account UL
               File No. 033-47927 - (UL 2001 and UL II)
               Rule 497(j) Certification
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Commissioners:

         On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account UL (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of prospectus and supplement being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (b) of Rule 497 does not differ from the prospectus and supplement contained in Post-Effective Amendment No. 13 for the Account filed electronically with the Commission on April 25, 2002.

         If you have any questions, please contact me at (617) 578-2710.

                                                     Sincerely,

                                                     Gina C. Sandonato